787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 12, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 246 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 246 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 246 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason ClearBridge Select Fund (the “New Fund”). The New Fund invests primarily in publicly traded equity and equity-related securities of U.S. and non-U.S. companies but may also invest in debt securities when the portfolio manager believes such securities present attractive total return opportunities. The New Fund may invest in foreign securities, including securities of issuers in emerging market countries, and may invest in securities of issuers of any market capitalization. The New Fund may invest in futures, options, forward contracts, and swaps, among other derivative instruments. Derivatives and short positions may be used as a hedging technique in an attempt to manage risk in the New Fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique, or as a means of enhancing return.

The New Fund’s prospectus includes information about the performance of other accounts managed by its subadviser that have an investment strategy and policies substantially similar to the investment strategy and policies of the New Fund in a section titled “Appendix A.” The related performance information has been presented in accordance with previous Staff guidance.

Since the New Fund will offer its Class A, C, FI, R, I and IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price“ and

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in alliance with Dickson Minto W.S., London and Edinburgh

September 12, 2012

the sections of the New Fund’s statement of additional information entitled “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege,” “Valuation of Shares,” “The Trust,” and “Taxes” are identical or nearly identical to those sections in the Prospectuses and Statements of Additional Information of other series of the Trust that have been reviewed by the Staff. In addition, much of the risk disclosure in the New Fund’s prospectus in the sections “Certain risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the New Fund’s statement of additional information in the “Investment Practices and Risk Factors” section is similar to the risk disclosure provided for other series of the Trust and has been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

The Amendment has an effective date of November 30, 2012. Prior to that date, and in accordance with previous staff comments, the Trust will make a correspondence filing on behalf of the New Fund that will include a complete fee table and expense example.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP